Allowance for Credit Losses on Loans	6 Months Ended
Sep. 30, 2025
Allowance for credit losses on loans [Abstract]
Allowance for credit losses on loans
5. Allowance for credit losses on loans
Changes in Allowance for credit losses on loans by portfolio segment for the six months ended September 30, 2024 and 2025 are shown below:

	Domestic
	Corporate	Retail	Sovereign	Banks and other financial institutions	Foreign (2)	Total
	(in millions of yen)
Six months ended September 30, 2024
Balance at beginning of period	563,716	55,790	44	273	130,249	750,071

Provision (credit) for credit losses on loans	(6,543)	661	(8)	(61)	3,830	(2,121)

Charge-offs (3)	(11,260)	(2,474)	—	—	(12,145)	(25,880)
Recoveries	6,915	524	—	—	860	8,299

Net charge-offs	(4,345)	(1,951)	—	—	(11,285)	(17,581)

Others (1)	—	—	—	—	(14,621)	(14,621)

Balance at end of period	552,828	54,500	36	211	108,172	715,747

	Domestic
	Corporate	Retail	Sovereign	Banks and other financial institutions	Foreign (2)	Total
	(in millions of yen)
Six months ended September 30, 2025
Balance at beginning of period	639,190	50,150	51	377	126,606	816,374

Provision (credit) for credit losses on loans	9,617	1,082	2	(50)	(21,107)	(10,456)

Charge-offs (3)	(233,848)	(2,276)	—	—	(1,774)	(237,898)
Recoveries	2,233	599	—	—	376	3,208

Net charge-offs	(231,615)	(1,676)	—	—	(1,398)	(234,690)

Others (1)	300	—	—	—	7,508	7,808

Balance at end of period	417,492	49,556	52	328	111,608	579,036

Notes:
(1)	Others includes primarily foreign exchange translation.
(2)	The majority of total foreign consist of corporate.
(3)
Charge-offs increased by ¥212,018 million from the six months ended September 30, 2024 to ¥237,898 million for the six months ended September 30, 2025 due mainly to a downgrade in obligor rating at a domestic corporate borrower.